Goodwill and Other Intangible Assets, Net (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Goodwill and Other Intangible Assets, Net [Abstract]
Balance as of December 31, 2015	$ 4,122
Acquisition of business	554
Balance as of December 31, 2016	$ 4,676